Long-Term Debt Facility - Additional Information (Detail)				1 Months Ended
	Dec. 31, 2021 USD ($)	Nov. 30, 2021 USD ($) $ / shares	Jan. 31, 2021 USD ($)	Nov. 30, 2017
Subsequent Event [Member]
Fair value of the warrants at the issuance date		$ 100,000
Victory Park Management, LLC
Repayments of lines of credit	$ 0
Debt instrument contingent cash settlement		4,500,000
Victory Park Management, LLC | Senior Secured Loan Facility
Line of credit facility, maximum borrowing capacity			$ 100,000,000
Proceeds from sale of productive assets	$ 250,000
Percentage of prepayment of loans from proceeds	100
Proceeds from lines of credit	$ 20,000,000.0
Line of credit facility, interest rate at period end	9.57%
Debt Instrument collateral amount	$ 20,000,000,000
Victory Park Management, LLC | Amended Senior Secured Loan Facility
Proceeds from lines of credit	$ 35,000,000.0
Line of credit facility, additional borrowing capacity		20,000
Line of credit facility, interest rate at period end	13.88%
Victory Park Management, LLC | Amended Senior Secured Loan Facility | Subsequent Event [Member]
Proceeds from lines of credit		$ 10,000.0
Percentage right to acquire a number of common shares on fully diluted equity		0.20%
Proceeds from issuance of equity		$ 40,000,000.0
Percentage of fair market value of each share of common stock		80.00%
Fair market value of each share of common stock per share | $ / shares		$ 3.752050
Line of Credit | Victory Park Management, LLC | Senior Secured Loan Facility
Debt instrument, description of variable rate basis			6.95% annually plus a base rate defined as the greater of three-month LIBOR (as of the last business day of each calendar month) and 2.55%
Debt instrument, basis spread on variable rate description			three-month LIBOR
Debt instrument, basis spread on variable rate			2.55%
Debt instrument covenant amount	$ 10,000,000.0
Line of Credit | Victory Park Management, LLC | Amended Senior Secured Loan Facility | Subsequent Event [Member]
Debt instrument, description of variable rate basis				8.95% annually plus a base rate
Debt instrument, basis spread on variable rate description				three-month LIBOR
Debt instrument, basis spread on variable rate				2.55%
Base Rate | Victory Park Management, LLC | Senior Secured Loan Facility
Line of credit facility, interest rate during period			6.95%
Base Rate | Victory Park Management, LLC | Amended Senior Secured Loan Facility | Subsequent Event [Member]
Line of credit facility, interest rate during period		8.95%